SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%		40.00%
Investment amount	$ 52,128,000		$ 52,128,000	$ 49,968,000
Investee earnings recorded in income			8,853,000	6,497,000	7,101,000
Additional summarized financial information for investee
Dividends received	6,600,000	7,900,000	6,600,000		7,920,000
Maui Jim Inc.
INVESTMENT IN UNCONSOLIDATED INVESTEES:
Interest in investee (as a percent)	40.00%		40.00%
Investment amount	52,100,000		52,100,000	50,000,000
Investee earnings recorded in income			8,900,000	6,500,000	7,100,000
Total investee net income			21,600,000	16,100,000	16,600,000
Additional summarized financial information for investee
Total assets	175,400,000		175,400,000	163,000,000
Total liabilities	68,000,000		68,000,000	62,400,000
Total equity	107,400,000		107,400,000	100,600,000
Undistributed earnings included in retained earnings	39,000,000		39,000,000
Dividends received			$ 6,600,000		$ 7,900,000